POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2018
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS

NOTE 27 — POST-EMPLOYMENT BENEFITS

Eletrobras System companies sponsor pension plans for their employees, as well as health care and post-employment life insurance plans in certain cases. These benefits are classified as Defined Benefits (BD) and Defined Contribution (CD).

Due to the decentralized structure of the Eletrobras System, each segment sponsors its own employee benefits package. In general, the Eletrobras System offers its current and future retirees and their dependents benefits such as social security, health care and post-employment life insurance, as shown in the table below:

Types of post-employment benefits sponsored by Eletrobras System companies
	Social security benefit plans			Other benefits post-
Company	BD Plan	Balance Plan	CD Plan	Life Insurance	Health Plan
Eletrobras	X		X	X
Amazonas GT	X		X
CGTEE	X
Chesf	X	X	X	X
Eletronorte	X		X	X	X
Eletronuclear	X				X
Eletrosul	X		X		X
Furnas	X		X	X	X

The pension plan normally exposes the Group to actuarial risks, such as investment risk, interest rate risk, longevity risk and salary risk.

•

Investment risk: The present value of the defined benefit pension plan liability is calculated using a discount rate determined by virtue of the remuneration of high quality private securities; if the return on the plan asset is below that rate, there will be a plan deficit. Currently, the plan has a relatively balanced investment in stocks, debt instruments and real estate. Due to the long-term nature of the plan’s liabilities, the pension fund board considers it appropriate that a reasonable portion of the plan’s assets should be invested in stocks and real estate to leverage the return generated by the fund;

•

Interest rate risk: A reduction in the securities’ interest rate will increase the liability of the plan. However, this will be partially offset by an increase in the return on the plan’s debt securities;

•

Longevity risk: The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of the plan participants during and after their stay at work. An increase in the life expectancy of plan participants will increase the liability of the plan; and

•

Salary risk: The present value of the defined benefit plan liability is calculated by reference to the future salaries of the plan participants. Therefore, an increase in the salary of plan participants will increase the liability of the plan.

The tables below present a reconciliation of the present value of the defined benefit obligations and the fair value of the assets with the amounts recorded in the balance sheet for the pension plan benefits and for the other post-employment benefits. The consolidated results of the Eletrobras System are presented below.

Post-employment benefit obligations - amounts recognized in
the balance sheet	2018	2017
Social security benefit plans	2,812,902	1,870,577
Health and life insurance plans	246,207	315,428
Total post-employment benefit obligations	3,059,109	2,186,005

Current	164,160	184,293
Non-current	2,894,949	2,001,712

a) Reconciliation of liabilities of pension plans and other benefits

Defined benefit pension plans - Amounts recognized in
balance sheet and statement of income for the year	2018	2017
Present value of actuarial obligations partially or totally hedged	26,134,809	23,084,912
Fair value of plan assets	(24,149,547)	(23,153,018)
Net Liabilities/(Assets)	1,985,262	(68,107)

Net current service cost	(7,684)	(50,269)
Net interest cost	155,747	180,742
Actuarial Expense/(Revenue) recognized in the year	148,063	130,473

Other post-employment benefits - Amounts recognized in the balance sheet
and statement of income for the year	2018	2017
Present value of actuarial obligations partially or totally hedged	246,207	315,428
Fair value of plan assets	—	—
Net Liabilities/(Assets)	246,207	315,428

Current service cost	10,827	10,479
Net interest cost	26,577	26,566
Actuarial Expense/(Revenue) recognized in the year	37,404	37,045

b) Disclosure of Defined Pension Plan Benefits

Consolidated results of defined pension plan benefits - rollforward of the present value of defined benefit obligations:

Defined benefit pension plans - Changes in the present value of
the actuarial obligations	2018	2017
Value of actuarial obligations at the beginning of the year	23,086,781	21,682,893
Subsidiaries held for sale (*)	(170,122)	(339,490)
Current service cost	97,890	102,752
Interest on the actuarial obligation	2,115,384	2,273,454
Benefits paid in the year	(1,956,093)	(1,821,569)
Standard Participant Contributions	(64,413)	—
Loss on actuarial obligations arising from remeasurement	3,025,383	1,186,871
Actuarial losses arising from changes in financial assumptions	2,613,642	1,094,536
Actuarial losses arising from experience adjustments	411,741	92,335
Present value of actuarial obligations at the end of the year	26,134,809	23,084,912

* The actuarial liabilities of the subsidiaries Ceal and Amazonas D were reclassified as held for sale in 2018 and those of the subsidiaries Eletroacre, Cepisa, Ceron and Boa Vista were reclassified in 2017.

Consolidated results of defined pension plan benefits - rollforward of the fair value of plan assets:

Defined benefit pension plans - Changes and
composition of the fair value of assets	2018	2017
Fair value of assets at the beginning of the year	23,153,018	22,025,946
Subsidiaries held for sale (*)	(266,176)	(311,680)
Benefits paid in the year	(1,956,093)	(1,821,537)
Participant contributions disbursed during the year	41,170	153,884
Employee contributions disbursed during the year	294,978	328,526
Expected return on assets in the year	2,145,641	2,334,352
Gain on plan assets (excluding interest income)	737,008	443,525
Fair value of assets at the end of the year	24,149,547	23,153,018
Effective asset return in the year	2,882,650	2,777,878

* The actuarial fair value assets of the subsidiaries Ceal and Amazonas D were reclassified as held for sale in 2018 and those of the subsidiaries Eletroacre, Cepisa, Ceron and Boa Vista were reclassified in 2017.

Consolidated results of defined pension plan benefits - Amounts recognized in Other Comprehensive Income:

	2018	2017
Other Comprehensive Income (ORA) accumulated - Social Security Program	3,383,390	3,641,454

	2018	2017
Actuarial gains (losses) recognized in ORA in the year net of deferred taxes - Social Security Program	258,065	(158,947)

c) Disclosure of Other Post-Employment Benefits

Consolidated results of other post-employment benefits –  rollforward of the present value of defined benefit obligations:

Other post-employment benefits - Changes in the present value of actuarial
obligations	2018	2017
Amount of actuarial obligations at the beginning of the year	315,429	253,212
Subsidiary held for sale (*)	(33,733)	—
Current service cost	10,827	10,547
Interest on the actuarial obligation	26,577	26,597
Benefits paid in the year	(256,038)	(211,441)
Write off health plan	(14,523)	—
Loss on actuarial obligations arising from remeasurement	197,668	236,515
Actuarial losses arising from changes in demographic assumptions	17,567	10,753
Actuarial losses arising from changes in financial assumptions	70,303	24,243
Actuarial losses arising from experience adjustments	109,798	201,518
Present value of actuarial obligations at the end of the year	246,207	315,429

* The subsidiaries Ceal and Amazonas D were reclassified as held for sale in 2018 and the subsidiaries Eletroacre, Cepisa, Ceron and Boa Vista were reclassified in 2017.

Consolidated results of other post-employment benefits - amounts recognized in Other Comprehensive Income:

	2018	2017
Other Comprehensive Income (ORA) accumulated - Other post-employment benefits	413,156	236,515

	2018	2017
Actuarial gains (losses) recognized in ORA in the year - Other post-employment benefits	(197,668)	(236,515)

d) Actuarial and Economic Hypotheses

The actuarial assumptions presented below were used to determine the defined benefit obligation and the expense for the year.

	Economic Assumptions
	2018	2017
Annual actuarial discount real interest rate	4.54% to 4.78%	5.13% to 5.45%
Projection of average wage increase	1.00% to 3.00%	4.06% to 6.59%
Annual average inflation rate	3.89%	4.06%
Expected return on plan assets (i)	3.89%	9.38% to 9.73%

	Demographic Assumptions
	2018	2017
Rate of turnover	T-1 Service (smoothed by 20%); GAMA - Exp. Turnover - NUCLEOS - 2015	0%; N/A; CORES - 2015; Attenuated by 20%; T1 Service Table, SUAV 20%

Table of active and inactive mortality

AT-2000 (segregated by sex) reduced by 10%;AT-2000 (segregated by sex) smoothed by 15%; AT-83 Female; AT-2000 M&F (smoothed by 10%); AT-2000 (male); AT-2000 Basic reduced by 5%, segregated by sex; AT-2000 (segregated by sex) reduced by 10%

AT-83 Basic FEMALE; AT-83 Basic female; AT- 2000 M&F, Smoothed by 10%; AT-2000 Basic M; AT- 2000 Basic, reduced by 5% and segregated by sex; AT- 2000 Basic (reduced by 30%) M&F; AT-2000  (UNISEX) reduced by 10%; AT-2000 (Smoothed by 10%)  M&F; AT-2000 Basic M&F;

Table of mortality of disabled persons	RRB-1983; AT-49 segregated by sex; AT-49 Reduced by 2 years Male; AT-49 (aggravated by 100%) M&F; AT-83 (male); AT-83 IAM (male)

AT- 49 DES; AT- 49 reduced by 2 years; AT- 83 M&F smoothed by 10%; MI-85 segregated by sex; AT-83 M; AT-49 segregated by sex; AT- 49 M&F; AT- 49 Aggravated by 100% M&F; AT-83 M (reduced by 5%); RP 2000 Disable M&F; RRB -  1983

Table of disability	Light (Weak); Alvaro Vindas (smoothed by 50%); Alvaro Vindas; TASA 1927; Light (Medium)	Alvaro Vindas; Medium Light

(i) Represents the maximum and minimum rates of return of plan assets.

The definition of this rate considered the market practice of Federal Government securities, according to criteria recommended by national and international standards, for terms similar to the flows of the obligations of the benefit program, in the so-called Duration concept.

The expected overall rate of return corresponds to the weighted average of the expected returns of the various categories of plan assets. The evaluation of the expected return performed by the Management is based on the historical trends of return and forecasts of the market analysts for the asset over the life of the respective obligation. The current return of the assets of the BD plan as of December 31, 2018 was R$ 2,882,650 (R$ 2,777,878 in 2017).

e) Employers’ contributions

Contributions under CD plan for the year ended December 31, 2018 were R$ 312,983 (R$ 163,857 in 2017).

Contributions under BD plan for the year ended December 31, 2018 were R$ 294,978 (R$ 328,526 in 2017).

The Company expects to contribute R$ 258,806 with the defined benefit plan during the next fiscal year.

The weighted average duration of the Company’s defined benefit obligation is 99.9 years.

Analysis of the expected maturities of undiscounted benefits of post-employment defined benefit plans for the next 10 years:

Social Security Program	2019	2020	2021	2022	2023	2024 to 2028	Total

On December 31, 2018	1,638,516	1,700,118	1,723,513	1,773,834	1,724,886	20,102,272	28,663,139

f) The relevant actuarial assumptions for determining the obligation of the defined benefit plans are: discount rate, expected salary increase and mortality. The following sensitivity analyzes were determined based on reasonably possible changes in the respective assumptions at the end of the reporting period, with all other assumptions remaining constant.

Consolidated

•	If the discount rate of the obligation was 1% higher or lower, the defined benefit obligation would have a reduction of R$ 3,168,460 or increase of R$ 2,871,887, respectively.
•	If the expectation of salary growth on the obligations increased or decreased, the defined benefit obligation would have increased by R$ 277,681 or would have a reduction of R$ 258,420, respectively.

The sensitivity analysis presented may not be representative of the actual change in the defined benefit obligation, since the change is not likely to occur in isolated premises, considering that some of the assumptions may be correlated.

In addition, in the presentation of the sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected credit unit method at the end of the reporting period, which is the same as that applied to the calculation of the defined benefit obligation liability recognized in the balance sheet.

There was no change from previous years in the methods and assumptions used in the preparation of the sensitivity analysis.

g) Amounts included in the fair value of plan assets

Assets Class	2018	2017
Available immediate values	1,053	797
Realizable	570,218	834,606
Private deposits credit	—	1,171,009
Investments in fixed income	16,019,282	16,359,920
Investments in variable income	2,046,838	2,088,593
Investment in funds	—	1,853,234
Real estate investments	711,127	793,797
Structured investments	286,682	545,444
Loans and financing	527,564	562,396
Others	(3,132)	2,186
(-) Funds receivable from the sponsor	(109,839)	(319,896)
(-) Operating liabilities	(69,892)	(130,987)
(-) Contingency liabilities	(278,846)	(305,669)
(-) Investment funds	(126,621)	(82,271)
(-) Administrative funds	(141,706)	(200,293)
(-) Social Security funds	(9,964)	(19,849)
Total assets	19,422,764	23,153,018

Fair values of equity and debt instruments are determined based on market prices quoted in active markets while fair values of property investments are not based on market prices quoted in active markets.